Deferred income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Income
Deferred revenue from rewards program	$ 34,546	$ 25,462
Deferred annual fee	3,283	4,673
Other deferred income	3,859	522
Total	$ 41,688	$ 30,657